One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
Stephanie Capistron stephanie.capistron@dechert.com +1 617 728 7127 Direct

May 20, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aberdeen Standard Investments ETFs (File Nos. 333-198170 and 811-22986):

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Aberdeen Standard Investments ETFs (the “Trust”), we are filing, pursuant to the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 31 to the Trust’s registration statement on Form N-1A (“PEA No. 31”). The purpose of PEA No. 31 is to: to (i) register Aberdeen Bloomberg Industrial Metals Strategy K-1 Free ETF, as a new series of the Trust, (ii) to change the principal investment strategy of Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF and Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF, and (iii) to make certain other changes to the Registrant’s Prospectus and Statement of Additional Information.

I hereby certify that PEA No. 31 does not contain disclosure that renders it ineligible to be filed under Rule 485(a).

If you have any questions, please do not hesitate to contact me at 617-728-7127.

Sincerely,

/s/ Stephanie Capistron

Stephanie Capistron